Other Gains and (Losses) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Operating Gain Or Loss Explanatory [Abstract]
Schedule of other gains and (losses)
	Year ended December 31,
	2020	2019	2018
Gain/(Loss) on disposals of property, plant and equipment	(46,184)	2,124	1,380
Foreign exchange gain	-	13	(49)
Provision / reversal of inventory obsolescence	-	-	(196,124)
Bad debt provision of trade receivables	(2,334,410)	(1,028,972)	-
Impairment of property	-	-	(13,311,557)
Others	-	(37,753)	(15,950)
	(2,380,594)	(1,064,588)	(13,522,300)